Summary of Significant Accounting Policies	1 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s year end is December 31st.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk

As of June 30, 2018, the Company’s only storage contract is with Cameco Corporation (“Cameco”), a publicly traded Uranium fuel provider. The Company is exposed to the credit risk of Cameco. If Cameco were to become insolvent, it might prove difficult not only to access Cameco facilities, but also to retrieve the Company’s Uranium products from storage. If the Company is unable to retrieve its Uranium products on the insolvency of Cameco, this could have a material adverse effect on the Company’s business, results of operations and financial condition.

There is no liquid public market for the sale of Uranium products. The Company may not be able to acquire Uranium products, or once acquired, sell Uranium products for a period of time. The inability to purchase and sell Uranium product on a timely basis and in sufficient quantiles could have a material adverse effect on the Company’s business, results of operations and financial condition.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”).

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Fair Value of Financial Instruments

Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques that prioritizes the inputs to a valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest pity to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1  Valuations based on unadjusted quoted market prices in active markets for identical assets or liabilities.

Level 2 Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 Valuations based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement.

There is no public market for uranium and the majorities of deals are negotiated bilaterally between the two principal parties to the contract while generally keeping commercial terms and conditions confidential. The Company utilizes brokerage companies which provide indications of bids and offer prices representing indicative prices at which potential buyers/ sellers are willing to purchase/ sell. Those brokers also quote bid/ ask spreads for interest to buy or to sell four to five years forward. The uranium market is a relatively illiquid market with some or even no transactions in a day.

At June 30, 2018, all assets have been valued using a market approach. Fair value assets in Level 2 are calculated using quoted market prices for similar assets in markets that are not active. The Company uses price spreads, as quoted by the relevant brokerage firms, to estimate the fair value of its investments at each reporting period.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets at fair value

	Investments Assets at Fair Value
	As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	-	$113,375	-	$113,375
Total Investments at Fair Value	-	$113,375	-	$113,375

Recent Accounting Pronouncements – The Company has reviewed all the recently issued, but not effective, accounting pronouncements and does not believe any of these pronouncements will have a material impact on the Company.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.